Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Comprehensive income
Profit (loss)	R$ (1,507,050)	R$ 1,600,420	R$ (526,396)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(117,097)	98,283	(253,181)
Tax on changes in the fair value of accounts receivable from card issuers	39,873	(33,414)	86,081
Exchange differences on translation of foreign operations	1,749	(24,073)	(30,544)
Changes in the fair value of cash flow hedge	71,657	64,146	(207,222)
Net monetary position in hyperinflationary economies	(657)	4,316	5,384
Gain on sale of equity instruments designated at fair value through other comprehensive income	35,647	0	0
Change in fair value in OCI	1,623	1,912	(6,971)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	0	257	5,383
Other comprehensive income (loss) for the year	32,795	111,427	(401,070)
Total comprehensive income	(1,474,255)	1,711,847	(927,466)
Controlling shareholders	(1,481,821)	1,704,317	(916,326)
Non-controlling interests	R$ 7,566	R$ 7,530	R$ (11,140)